Principal Accounting Policies (Details 7) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Reclassifications
Net revenues	$ 3,520,160	¥ 22,802,895	¥ 11,712,834	¥ 9,196,175
Cost of revenues	(1,450,996)	(9,399,260)	(3,261,544)	(2,478,516)
Gross profit	$ 2,069,164	13,403,635	8,451,290	6,717,659
Advertising services and E-mail, e-commerce and others
Reclassifications
Gross profit			1,296,833
Advertising services and E-mail, e-commerce and others | Before Change
Reclassifications
Gross profit			1,296,833
Advertising services
Reclassifications
Net revenues		1,789,377	1,344,829	987,467
Cost of revenues		(599,032)	(518,691)	(461,286)
Gross profit		1,190,345	826,138	526,181
Advertising services | Before Change
Reclassifications
Net revenues			1,397,069
Cost of revenues			(528,665)
Advertising services | Reclassification
Reclassifications
Net revenues			(52,240)
Cost of revenues			9,974
E-mail, e-commerce and others
Reclassifications
Net revenues		3,699,370	1,101,847	344,244
Cost of revenues		(3,406,673)	(631,152)	(367,427)
Gross profit		¥ 292,697	470,695	¥ (23,183)
E-mail, e-commerce and others | Before Change
Reclassifications
Net revenues			1,049,607
Cost of revenues			(621,178)
E-mail, e-commerce and others | Reclassification
Reclassifications
Net revenues			52,240
Cost of revenues			¥ (9,974)